Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2017
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

11.Accrued Expenses and Other Current Liabilities

	As of December 31,
	2016	2017
	RMB	RMB
Accrual for salary and bonus	15,603	25,536
Accrual for employee benefits	34,126	43,667
Advertising fees payable	19,397	45,859
Taxes payable	107,090	169,524
Office expenses	10,395	12,821
Deposits from merchants	9,489	12,789
Others	18,866	33,740

Accrued Expenses and Other Current Liabilities	214,966	343,936

Others mainly consist of professional fees payable, delivery cost payable and rent payable.